Earnings per share, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Unvested shares granted under the company's incentive plan	79,998	146,662	159,996
Dividends declared and paid during the period	$ 28,545	$ 4,154